Segment Reporting (Schedule of identifiable assets and liabilities) (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Assets
Cash	$ 245,420	$ 169,430	$ 186,667	$ 184,255	$ 10,476	$ 31,672
Property and equipment, net	85,441	26,765		4,254,451
Receivables	847,251	262,304		341,726
Inventory	418,778	648,715		586,764
Prepaid and other current assets	25,798	20,898		2,764
Other assets				1,522,714
Goodwill	1,634,507	834,220		892,312
Total Assets	6,073,459	1,962,332		7,784,986
Liabilities
Accounts payable	1,725,632	690,882		771,080
Debt	671,312	1,025,944
Accrued expenses	258,734	597,351		146,978
Deferred revenue	585,572	247,007		219,820
Total Liabilities	$ 8,979,465	6,572,214		$ 7,482,716
Technology [Member]
Assets
Cash		151,853
Property and equipment, net		45,059
Receivables		326,183
Inventory		580,756
Prepaid and other current assets		1,184
Other assets
Goodwill		58,092
Total Assets		1,163,127
Liabilities
Accounts payable		570,069
Debt		951,453
Accrued expenses		22,495
Deferred revenue		219,820
Total Liabilities		1,763,837
Entertainment [Member]
Assets
Cash		32,402
Property and equipment, net		4,209,392
Receivables		15,543
Inventory		6,008
Prepaid and other current assets		12,450
Other assets		1,511,844
Goodwill		589,705
Total Assets		6,621,859
Liabilities
Accounts payable		201,011
Debt		5,393,385
Accrued expenses		124,483
Deferred revenue
Total Liabilities		$ 5,718,879